UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06721______

_______BlackRock Insured Municipal 2008 Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Insured Municipal 2008 Term Trust, Inc.

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—107.5%
			Alabama—1.6%
AAA	$ 6,555		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	$ 6,648,474

			Arizona—2.1%
AAA	4,000		Chandler GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,758,360
AAA	1,000		Phoenix Str. & Hwy. RB, 4.25%, 7/01/09, FGIC	No Opt. Call	1,018,610
AAA	4,200		Pima Cnty. Str. & Hwy. RB, 4.125%, 7/01/09, FGIC	07/08 @ 101	4,264,554

					9,041,524

			California—2.4%
			Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	5,000		Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	4,971,450
AAA	5,000		Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	4,994,400

					9,965,850

			Colorado—2.5%
AAA	2,000		E-470 Pub. Hwy. Auth. RB, Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,650,640
AAA	1,000		El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	990,380
AAA	6,965		Regl. Transp. Dist. COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,101,514
AAA	1,000		Thornton COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	991,120

					10,733,654

			Delaware—0.2%
AAA	650		Delaware River & Bay Auth. RB, 3.25%, 1/01/09, MBIA	No Opt. Call	644,222

			District of Columbia—3.1%
			Dist. of Columbia GO,
AAA	195	[3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	204,707
AAA	2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,729,936
AAA	10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,307,600

					13,242,243

			Florida—1.4%
AAA	2,280		Broward Cnty. Sch. Brd. COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,317,073
AAA	1,300		Palm Beach RB, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,341,054
AAA	2,080		Tampa Wtr. & Swr. RB, 5.50%, 10/01/08, FSA	No Opt. Call	2,158,541

					5,816,668

			Georgia—6.0%
AAA	5,000		Georgia GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,275,350
AAA	20,000		Monroe Cnty. PCRB, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,097,400

					25,372,750

			Hawaii—2.7%
AAA	6,510		Hawaii GO, Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,577,444
AAA	4,750		Honolulu City & Cnty. GO, Ser. E, 4.00%, 7/01/08, FGIC	No Opt. Call	4,785,577

					11,363,021

			Illinois—11.7%
AAA	3,105	[3]	Chicago Pub. Bldg. RB, Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	3,078,452
			Cook Cnty. High Sch. GO,
AAA	2,000		Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	2,040,320
AAA	1,175	[3]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	ETM	1,047,501
AAA	4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,269,050
AAA	13,000		Dev. Fin. Auth., Gas Sply. RB, 3.05%, 2/01/33, AMBAC	No Opt. Call	12,869,090
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist. GO, Zero Coupon, 11/01/08	No Opt. Call	8,343,830
AAA	6,750		Illinois GO, Ser. 1, 3.50%, 7/01/08, MBIA	No Opt. Call	6,747,503
AAA	1,455		Kane & Du Page Cntys. Sch. Dist. GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,460,224

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(cont’d)
			Met. Pier & Expo. Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	$ 8,385	[3]	Zero Coupon, 6/15/08, FGIC	ETM	$ 7,893,639
AAA	215		Zero Coupon, 6/15/08, FGIC	No Opt. Call	202,231
AAA	1,570	[3]	Zero Coupon, Ser. A, 6/15/08, FGIC	ETM	1,477,998

					49,429,838

			Kansas—0.2%
AAA	1,000		Dev. Fin. Auth. Pub. Wtr. Sply. RB, 4.00%, 4/01/09, AMBAC	No Opt. Call	1,011,110

			Kentucky—0.8%
AAA	3,890		Owensboro Elec. Lt. & Pwr. RB, Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,571,292

			Michigan—4.1%
AAA	6,315		Detroit City Sch. Dist. GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,381,118
AAA	1,665	[3]	Detroit GO, 3.50%, 4/01/09, MBIA	ETM	1,662,236
AAA	3,000		Trunk Line RB, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,035,940
AAA	2,695		West Ottawa Pub. Sch. Dist. GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,694,300
AAA	2,000		Western Twnshps. Util. Auth. Swr. Disp. Sys. GO, 5.00%, 1/01/09, FGIC	No Opt. Call	2,063,600
AAA	1,485		Wyandotte Elec. RB, 6.25%, 10/01/08, MBIA	No Opt. Call	1,523,684

					17,360,878

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist. GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,152,880

			Nevada—1.2%
			Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj.,
AAA	2,085		Zero Coupon, 1/01/09, AMBAC	No Opt. Call	1,901,583
AAA	3,585		Zero Coupon, 1/01/10, AMBAC	No Opt. Call	3,137,054

					5,038,637

			New Jersey—0.7%
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t. Loan RB, 5.00%, 12/01/08, FSA	No Opt. Call	1,030,460
AAA	1,750		Transp. Trust Fund Auth. Transp. Sys. RB, Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,813,385

					2,843,845

			New Mexico—0.6%
AAA	2,455		Fin. Auth. Pub. Impvt. Proj. RB, Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,466,293

			New York—9.3%
AAA	15,500		New York City GO, Ser. E, 6.20%, 8/01/07, MBIA	No Opt. Call	15,844,100
AAA	15,915		New York GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	16,583,271
AAA	4,000		Port Auth. of NY & NJ RB, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,923,800
AAA	2,715		Thruway Auth. Svc. Contract RB, Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	10/06 @ 101	2,726,050

					39,077,221

			North Carolina—8.1%
			Eastn. Mun. Pwr. Agcy. Sys. RB,
AAA	13,500		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	14,238,855
AAA	5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,212,300
AAA	14,675	[4]	Ser. B, 7.25%, 1/01/07, CAPMAC	N/A	14,804,874

					34,256,029

			Oregon—1.5%
AAA	2,905		Dept. of Admin. Svcs. COP, 5.00%, 11/01/08, FSA	No Opt. Call	2,989,042
AAA	1,285		Lane Cnty. Sch. Dist. No. 4 GO, 3.00%, 1/01/09, FSA	No Opt. Call	1,264,491
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist. GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,007,440

					6,260,973

			Pennsylvania—10.0%
AAA	1,500		Bristol Twnshp. Sch. Dist. GO, 4.25%, 2/15/09, FGIC	No Opt. Call	1,524,915
			Dauphin Cnty. Gen. Auth. RB, HAPSCO-Western PA Hosp. Proj.,
AAA	3,570		Ser. A, 6.25%, 7/01/08, MBIA	10/06 @ 100	3,573,713
AAA	1,870	[3]	Ser. B, 6.25%, 7/01/08, MBIA	ETM	1,925,296
			Dept. of Gen. Svcs. COP,
AAA	2,075		4.50%, 5/01/08, FSA	No Opt. Call	2,105,523
AAA	2,120		4.50%, 11/01/08, FSA	No Opt. Call	2,160,746
AAA	2,165		4.50%, 5/01/09, FSA	No Opt. Call	2,217,285
AAA	2,220		4.50%, 11/01/09, FSA	No Opt. Call	2,282,826

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Pennsylvania—(cont’d)
AAA	$ 16,250		Lehigh Cnty. Indl. Dev. Auth. PCRB, 3.125%, 11/01/08, AMBAC	No Opt. Call	$ 16,041,837
AAA	3,175		Philadelphia GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,209,893
AAA	3,125		Pittsburgh Pub. Pkg. Auth. Pkg. RB, 3.25%, 12/01/08, AMBAC	No Opt. Call	3,100,063
AAA	3,955		West Chester Area Sch. Dist. GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	3,960,893

					42,102,990

			South Carolina—0.5%
AAA	2,020		Chester Cnty. Sch. Dist. GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,002,749

			Tennessee—0.2%
AAA	1,000		Clarksville Wtr. Swr. & Gas RB, 4.30%, 2/01/09, FSA	No Opt. Call	1,017,450

			Texas—20.2%
AAA	5,380		Austin Pub. Impvt. GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,377,902
			Austin Util. Sys. RB,
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,313,350
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,674,060
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,451,050
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,451,050
			Coppell Indpt. Sch. Dist. GO,
AAA	1,430	[3]	6.10%, 8/15/09, MBIA	ETM	1,524,380
AAA	620		6.10%, 8/15/09, MBIA	02/07 @ 100	625,549
AAA	4,390		Houston Indpt. Sch. Dist. GO, Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,944,678
			Mun. Pwr. Agcy. RB,
AAA	1,075	[3]	Zero Coupon, 9/01/08, AMBAC	ETM	1,003,867
AAA	13,925		Zero Coupon, 9/01/08, AMBAC	No Opt. Call	12,996,202
AAA	1,155	[3]	Zero Coupon, 9/01/09, AMBAC	ETM	1,038,183
AAA	15,020		Zero Coupon, 9/01/09, AMBAC	No Opt. Call	13,504,782
AAA	1,500		North Texas Tollway Auth. RB, Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,546,065
			Pub. Fin. Auth. Bldg. RB, Gen Svcs. Comm. Projs.,
AAA	2,250	[4]	5.50%, 2/01/08, AMBAC	N/A	2,328,548
AAA	750		5.50%, 2/01/09, AMBAC	02/08 @ 101	775,883
			Pub. Fin. Auth. RB,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,266,913
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,244,029
AAA	6,000	[3]	San Antonio Elec. & Gas RB, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,299,320
AAA	2,275		Ysleta Indpt. Sch. Dist. GO, Zero Coupon, 8/15/08, PSF	No Opt. Call	2,127,057

					85,492,868

			Utah—3.3%
			Intermountain Pwr. Agcy. Sply. RB,
AAA	2,215	[3]	Ser. B, 6.00%, 7/01/07, MBIA	ETM	2,255,535
AAA	1,285		Ser. B, 6.00%, 7/01/07, MBIA	No Opt. Call	1,307,757
AAA	10,300	[4]	Utah GO, Ser. F, 5.00%, 7/01/07	N/A	10,413,815

					13,977,107

			Washington—10.4%
AAA	1,250		Clark Cnty. Pub. Util. Dist. No. 1 RB, 5.00%, 1/01/09, MBIA	No Opt. Call	1,288,388
			Hlth. Care Fac. Auth. RB, Catholic Hlth. Initiatives Proj.,
AAA	1,010		Ser. A, 5.30%, 12/01/08, MBIA	No Opt. Call	1,044,875
AAA	1,000		Ser. A, 5.40%, 12/01/10, MBIA	06/10 @ 101	1,064,120
AAA	12,850		King Cnty. GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,362,458
AAA	3,060		King Cnty. Pub. Transp. Sales Tax GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,058,623
			Pub. Pwr. Sply. RB,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,182,160
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,404,645
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,875,320

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—(cont’d)
AAA	$ 5,710		Seattle Impvt. Ltd. Tax GO, 4.00%, 7/01/08, FSA	No Opt. Call	$ 5,755,680

					44,036,269

			West Virginia—0.4%
AAA	1,550		Econ. Dev. Auth. RB, Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,567,267

			Wisconsin—1.5%
AAA	6,080		Wisconsin GO, Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,148,096

			Wyoming—0.3%
AAA	1,270		Albany Cnty. Impvts. Statutory Trust COP, 3.75%, 1/15/09, MBIA	No Opt. Call	1,275,194

			Total Long-Term Investments (cost $443,318,858)		453,917,392

			SHORT-TERM INVESTMENTS—24.9%
			Delaware—3.5%
A-1+	15,000	[5]	Econ. Dev. Auth. RB, Hosp. Billing Proj., Ser. B, 3.80%, 10/04/06, FRWD	N/A	15,000,000

			Florida—2.2%
A-1+	9,155	[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, All Children’s Hosp. Proj., 3.78%, 10/02/06,
			AMBAC, FRDD	N/A	9,155,000

			Kentucky—2.6%
A-1+	11,000	[5]	Pub. Energy Auth. RB, Ser. A, 3.86%, 10/02/06, FRDD	N/A	11,000,000

			Massachusetts—5.8%
			Hlth. & Edl. Fac. Auth. RB,
A-1+	15,000	[5]	Harvard Univ. Proj., Ser. BB, 3.73%, 10/05/06, FRWD	N/A	15,000,000
A-1+	9,300	[5]	Partners Healthcare Sys. Proj., 3.70%, 10/05/06, FRWD	N/A	9,300,000

					24,300,000

			Missouri—0.7%
A-1+	3,000	[5]	Hlth. & Edl. Fac. RB, SSM Hlth. Care Proj., Ser. C-1, 3.85%, 10/02/06, FSA, FRDD	N/A	3,000,000

			New Jersey—0.2%
A-1+	1,015	[5]	Edl. Facs. Auth. RB, Princeton Univ. Proj., Ser. B, 3.62%, 10/02/06, FRDD	N/A	1,015,000

			New York—0.6%
A-1+	2,400	[5]	Triborough Brdg. & Tunl. Auth. RB, Ser. B-2, 3.74%, 10/05/06, FRWD	N/A	2,400,000

			Tennessee—0.1%
VMIG1	245	[5]	Clarksville Pub. Bldg. Auth. RB, 3.85%, 10/02/06, FRDD	N/A	245,000

	Shares
	(000)

			Money Market Funds—9.2%
NR	21,100		AIM Tax Free Cash Reserve Portfolio	N/A	21,100,000
NR	17,800		SSgA Tax Free Money Mkt. Fund	N/A	17,800,000

					38,900,000

			Total Short-Term Investments (cost $105,015,000)		105,015,000

			Total Investments —132.4% (cost $548,333,8586)		$558,932,392
			Other assets in excess of liabilities (including $28,701,123 in cash) —7.4%		31,282,089
			Preferred shares at redemption value, including dividends payable —(39.8)%		(168,053,037)

			Net Assets Applicable to Common Shareholders—100%		$422,161,444

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $547,885,795. The net unrealized appreciation on a tax basis is $11,046,597, consisting of $12,101,472 gross unrealized appreciation and $1,054,875 gross unrealized depreciation.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 82.3% of the Trust’s managed assets.

AMBAC	—	23.3%
CAPMAC	—	3.5%
FGIC	—	10.8%
FSA	—	15.4%
MBIA	—	22.3%
PSF	—	0.4%
Other	—	6.6%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Co.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	PSF	—	Public School Fund Guaranteed
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Insured Municipal 2008 Term Trust, Inc.___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006